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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
              METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE
           METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT ONE
           METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT TWO METLIFE OF CT VARIABLE LIFE INSURANCE SEPARATE ACCOUNT THREE


                              METLIFE VARIABLE LIFE
                       METLIFE VARIABLE SURVIVORSHIP LIFE
                      METLIFE VARIABLE SURVIVORSHIP LIFE II
                        METLIFE VARIABLE LIFE ACCUMULATOR
                  METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                  METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 3)
                                     INVEST
                                  MARKETLIFE(R)
                                   VINTAGELIFE
                            PORTFOLIO ARCHITECT LIFE

                   SUPPLEMENT DATED SEPTEMBER 11, 2008 TO THE
       PROSPECTUSES DATED APRIL 28, 2008 AND MAY 2, 2005, AS SUPPLEMENTED

Effective September 22, 2008, the Company's Home Office will be relocated to 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Accordingly, all references in your prospectus to the Company's Home Office shall refer to this address. Please note, however, that the address for making premium payments will continue to be MetLife Insurance Company of Connecticut, P.O Box 371888, Pittsburgh, PA 15250-7888.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE